Note 6 - Inventories	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Inventory Disclosure [Text Block]
6.	INVENTORIES
  (In Thousands)
	December 31
	2017	2016

Finished goods	$2,730	$2,586
Work-in-process	2,501	3,341
Raw materials	4,099	3,348

	$9,330	$9,275